SUBSEQUENT EVENTS (Details) - Paycheck Protection Program loan - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Jan. 31, 2022	Sep. 30, 2022
Debt Instrument [Line Items]
Debt forgiveness	$ 1.7	$ 1.7
Subsequent Events
Debt Instrument [Line Items]
Debt forgiveness	$ 1.7